Average Annual Total Returns - Blue Chip Fund	Class A 1 Year	Class A 5 Years	Class A Life of Fund	Class A Inception Date	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions Life of Fund	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares Life of Fund	Class C 1 Year	Class C 5 Years	Class C Life of Fund	Class J 1 Year	Class J 5 Years	Class J Life of Fund	Institutional Class 1 Year	Institutional Class 5 Years	Institutional Class Life of Fund	Class R-3 1 Year	Class R-3 5 Years	Class R-3 Life of Fund	Class R-4 1 Year	Class R-4 5 Years	Class R-4 Life of Fund	Class R-5 1 Year	Class R-5 5 Years	Class R-5 Life of Fund	Class R-6 1 Year	Class R-6 5 Years	Class R-6 Life of Fund	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) Life of Fund
Total	27.11%	20.16%	17.92%	Jun. 14, 2012	26.07%	19.10%	17.11%	16.70%	16.19%	14.89%	32.44%	20.62%	17.81%	33.59%	21.66%	18.92%	34.78%	21.99%	19.28%	34.17%	21.37%	18.64%	34.39%	21.61%	18.87%	34.55%	21.76%	19.01%	34.93%	22.05%	19.28%	38.40%	20.99%	19.02%